Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-37827
Registrant Name	TRITON INTERNATIONAL LIMITED
Document Period End Date	Aug. 11, 2025
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor, 31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
Amendment Flag	false
Central Index Key	0001660734
Current Fiscal Year End Date	--12-31